SCHEDULE OF ACCRUED LIABILITIES AND OTHERS (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation and other contributions	$ 18,170	$ 15,193	$ 11,858
Other current liability	26,679	37,485	28,544
Advance from customers	2,740	2,893	2,444
Total - Current	47,589	55,571	42,846
Other current liability – Non-Current	$ 300,000